Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Promotional and clients acquisition costs	€ 443	€ 441	€ 369
IT related expenses (excluding outsourcing and subcontracting)	768	694	653
Outsourcing and subcontracting	697	664	579
Facilities	271	277	289
Market data services	153	136	120
Advisory fees	298	321	299
Audit and supervisory fees	142	142	123
Indirect taxes	208	235	107
Regulatory costs	866	882	1,042
Depreciation and impairment of property and equipment 9	451	475	493
Amortisation and impairment of intangible assets 10	230	228	218
Additions and releases of provisions 15	322	219	243
Other	134	223	303
Other operating expense	€ 4,984	€ 4,937	€ 4,839